Consolidated Statements of Changes in Equity (Deficit) - CAD ($)	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2019	$ 27,529,531	$ 4,622,624	$ (36,578,042)	$ (4,425,887)
Beginning Balance (shares) at Dec. 31, 2019	24,715,818
Stock-based compensation (Note 12 (e))		3,397		3,397
Common shares issued - Note 12 (b) i)	$ 656,840			656,840
Common shares issued - Note 12 (b) i) (shares)	3,649,110
Common shares issued - Note 12 (b) ii)	$ 256,769			256,769
Common shares issued - Note 12 (b) ii) (shares)	1,426,491
Common shares issued - Note 12 (b) ii)	$ 28,000			28,000
Common shares issued - Note 12 (b) ii) (shares)	160,000
Net loss for the year			(1,580,285)	(1,580,285)
Ending Balance at Dec. 31, 2020	$ 28,471,140	4,626,021	(38,158,327)	(5,061,166)
Ending Balance (shares) at Dec. 31, 2020	29,951,419
Stock-based compensation (Note 12 (e))		471,756		471,756
Common shares issued - Mainpointe	$ 1,459,445			1,459,445
Common shares issued - Mainpointe (shares)	3,986,684
Common shares issued - warrant exercised	$ 1,800			1,800
Common shares issued - warrant exercised (shares)	5,000
Common shares issued - shares for debt	$ 311,364			311,364
Common shares issued - shares for debt (shares)	889,612
Common shares issued - dividends on preference shares	$ 47,737			47,737
Common shares issued - dividends on preference shares (shares)	126,492
Net loss for the year			(4,073,315)	(4,073,315)
Ending Balance at Dec. 31, 2021	$ 30,291,486	5,097,777	(42,231,642)	(6,842,379)
Ending Balance (shares) at Dec. 31, 2021	34,959,207
Stock-based compensation (Note 12 (e))		69,056		69,056
Common shares issued private placement	$ 759,325			759,325
Common shares issued private placement (shares)	4,218,470
Common shares issued private placement	$ 841,965			841,965
Common shares issued private placement (Shares)	8,419,650
Contributed surplus - warrant reserve	$ (231,757)	231,757
Net loss for the year			(743,228)	(743,228)
Ending Balance at Dec. 31, 2022	$ 31,661,019	$ 5,398,590	$ (42,974,870)	$ (5,915,261)
Ending Balance (shares) at Dec. 31, 2022	47,597,327			47,597,327